Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class A
Trading Symbol	WATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$77	0.75%
[1]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Western Asset Intermediate Bond Fund returned 4.01%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	4.01	0.38	1.83
Class A (with sales charge)	0.11	-0.50	1.39
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 159,761,377
Holdings Count | $ / shares	486
Advisory Fees Paid, Amount	$ 526,222
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class C
Trading Symbol	WATCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$154	1.52%
[4]
Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Western Asset Intermediate Bond Fund returned 3.22%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	3.22	-0.40	1.10
Class C (with sales charge)	2.22	-0.40	1.10
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 159,761,377
Holdings Count | $ / shares	486
Advisory Fees Paid, Amount	$ 526,222
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class R
Trading Symbol	WATRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.14%
[7]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R shares of Western Asset Intermediate Bond Fund returned 3.72%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R	3.72	0.01	1.53
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 159,761,377
Holdings Count | $ / shares	486
Advisory Fees Paid, Amount	$ 526,222
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class I
Trading Symbol	WATIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$55	0.54%
[10]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Western Asset Intermediate Bond Fund returned 4.24%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	4.24	0.61	2.14
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 159,761,377
Holdings Count | $ / shares	486
Advisory Fees Paid, Amount	$ 526,222
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class IS
Trading Symbol	WABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$45	0.44%
[13]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class IS shares of Western Asset Intermediate Bond Fund returned 4.33%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 4.13% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Agency mortgage-backed security positioning
↑	Structured product positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund primarily used a combination of U.S. Treasury and SOFR interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivative positions contributed positively to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class IS	4.33	0.71	2.23
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg Intermediate U.S. Government/Credit Index	4.13	1.22	2.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 159,761,377
Holdings Count | $ / shares	486
Advisory Fees Paid, Amount	$ 526,222
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$159,761,377
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	486
Total Management Fee Paid	$526,222
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 27, 2026, Amit Chopra joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael  Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.